Schedule of operating lease liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Operating Lease Right Of Use Assets Net And Operating Lease Liabilities
Operating lease liabilities, current	$ 618,229	$ 451,363
Operating lease liabilities, non-current	713,078	1,198,905
Total operating lease liabilities	$ 1,331,307	$ 1,650,268